Taxes - Schedule of Reconciliation of Income Tax at the Statutory Rate (Details) (Parenthetical)	12 Months Ended
Jul. 31, 2026
Schedule of Reconciliation of Income Tax at the Statutory Rate [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	34.59%
Singapore [Member]
Schedule of Reconciliation of Income Tax at the Statutory Rate [Line Items]
Effective Income Tax Rate Reconciliation, Cross-Border Tax Effect, Percent	17.00%
PRC [Member] | Maximum [Member]
Schedule of Reconciliation of Income Tax at the Statutory Rate [Line Items]
Effective Income Tax Rate Reconciliation, Cross-Border Tax Effect, Percent	25.00%
PRC [Member] | Minimum [Member]
Schedule of Reconciliation of Income Tax at the Statutory Rate [Line Items]
Effective Income Tax Rate Reconciliation, Cross-Border Tax Effect, Percent	5.00%